Commitments, Contingencies, Risks and Uncertainties (Details) - USD ($)	Oct. 31, 2016	Jul. 31, 2016
Year ending July 31, 2017	$ 153,046	$ 124,580
Year ending July 31, 2018	204,061	124,580
Year ending July 31, 2019	122,071	124,580
Year ending July 31, 2020	122,071	124,580
After 2020	457,766	467,174
Total	$ 1,059,015	$ 965,494